Subsequent Event - Additional Information (Detail) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Mar. 13, 2024	Apr. 30, 2024	Feb. 29, 2024
Equity method investee cumulative Voting Rights after all transactions
Stock repurchase program, authorized amount	$ 300,000
Dividends payable date declared	Mar. 13, 2024
Dividend Declared [Member]
Equity method investee cumulative Voting Rights after all transactions
Dividends payable	$ 150,000
Plus(CN) [Member]
Equity method investee cumulative Voting Rights after all transactions
Loan principal amount		$ 1,500	$ 3,500
Term of loans receivable with fixed rates of interest		2 months	4 months
Loan receivable fixed interest rate percentage		12.00%	12.00%
Common Stock [Member]
Equity method investee cumulative Voting Rights after all transactions
Dividends payable date	Apr. 05, 2024
Common Stock [Member] | Dividend Declared [Member]
Equity method investee cumulative Voting Rights after all transactions
Dividends payable per share	$ 0.0072
American Depositary Shares [Member]
Equity method investee cumulative Voting Rights after all transactions
Dividends payable date	Apr. 19, 2024
American Depositary Shares [Member] | Dividend Declared [Member]
Equity method investee cumulative Voting Rights after all transactions
Dividends payable per share	$ 0.1444